Stock Options - Summary of stock options (Details) - $ / shares		9 Months Ended	12 Months Ended
	May 11, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Shares
Options outstanding and exercisable on beginning		574,331	574,331
Options granted	150,000	638,970
Options and RSU's outstanding at the end		1,213,301	574,331	574,331
Options and RSU's exercisable at the end		852,166	574,331
Weighted-Average Exercise Price
Options outstanding and exercisable at the beginning (in dollars per share)		$ 51.43	$ 51.43
Options granted (in dollars per share)	$ 3.21	3.37
Options outstanding at the end (in dollars per share)		26.57	51.43	$ 51.43
Options exercisable at the end (in dollars per share)		$ 35.77	$ 51.43
Weighted-Average Remaining Contractual Term (Years) and Aggregate Intrinsic Value
Options outstanding and exercisable at the beginning (in years)		5 years 29 days	10 months 24 days	10 months 24 days
Options granted (in years)		9 years 2 months 4 days	0 years
Options outstanding at the end (in years)		5 years 29 days	10 months 24 days	10 months 24 days
Options exercisable at the end (in years)		3 years 3 months 25 days	10 months 24 days